Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 3,020.6	$ 3,061.4	$ 3,562.3
Costs and expenses:
Cost of revenues	2,391.7	2,443.7	2,888.3
Selling, general and administrative expenses	424.3	451.9	533.6
Total costs and expenses	2,816.0	2,895.6	3,421.9
Other operating expense	(20.1)	(69.4)	(81.0)
Operating profit	184.5	96.4	59.4
Interest expense	(20.4)	(18.9)	(23.4)
Interest and other income (expense)	(39.1)	(36.4)	(85.0)
Income (loss) from continuing operations before tax	125.0	41.1	(49.0)
Provision for income taxes	78.5	66.5	36.7
Income (loss) from continuing operations	46.5	(25.4)	(85.7)
Loss from discontinued operations, net of tax	(1.7)	(2.8)	(29.1)
Net income (loss)	44.8	(28.2)	(114.8)
Less net income (loss) attributable to noncontrolling interests	10.3	(16.3)	(30.9)
Net income (loss) attributable to Brink’s	34.5	(11.9)	(83.9)
Amounts attributable to Brink’s:
Continuing operations	36.2	(9.1)	(54.8)
Discontinued operations	(1.7)	(2.8)	(29.1)
Net income (loss) attributable to Brink’s	$ 34.5	$ (11.9)	$ (83.9)
Basic:
Continuing operations (in dollars per share)	$ 0.72	$ (0.19)	$ (1.12)
Discontinued operations (in dollars per share)	(0.03)	(0.06)	(0.59)
Net income (loss) (in dollars per share)	0.69	(0.24)	(1.71)
Diluted:
Continuing operations (in dollars per share)	0.72	(0.19)	(1.12)
Discontinued operations (in dollars per share)	(0.03)	(0.06)	(0.59)
Net income (loss) (in dollars per share)	$ 0.68	$ (0.24)	$ (1.71)
Weighted-average shares
Basic (shares)	50.0	49.3	49.0
Diluted (shares)	50.6	49.3	49.0